COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
23.  COMMITMENTS AND CONTINGENCIES

1)	Lease Commitments

The Company extended its lease agreement of its principal office for a 5-year period from October 1, 2013 to September 30, 2018.  The following table sets forth the Company’s contractual obligations as of September 30, 2013 in future periods:

Rental payments (Unaudited)
12 month period ended September 30,
2014	$261,879
2015	261,879
2016	261,879
2017	261,879
2018	261,879
Total	$1,309,395

2)	Guarantee Commitments

The guarantees will terminate upon payment and/or cancellation of the obligation; however, payments by the Company would be triggered by failure of the guaranteed party to fulfill its obligation covered by the guarantee. Generally, the average guarantee expiration terms ranged within 6 to 12 months and the average percentage of the guarantee amount as security deposit is 10% ~ 20% .

3)	Contingencies

The Company is involved in various legal actions arising in the ordinary course of its business. As of September 30, 2013, the Company was involved in eight lawsuits, all of which were related to its loan business. The Company is the plaintiff asking for the recovery of delinquent loans to customers. Three of these cases with an aggregated claim of $1.1 million have been adjudicated by the Court in favor of the Company and these cases are in the process of enforcement. The remaining five cases with an aggregated claim of $1.5 million have not been adjudicated by the court yet as of September 30, 2013.

23.	COMMITMENTS AND CONTINGENCIES

1)	Lease Commitments

The Company leased its principal office under a lease agreement from October 21, 2008 to September 30, 2013.  The following table sets forth the Company’s contractual obligations in future periods:

Rental payments

Within 9 months ended December 31, 2013	$191,282
Total	$191,282

2)	Guarantee Commitments

The guarantees will terminate upon payment and/or cancellation of the obligation; however, payments by the Company would be triggered by failure of the guaranteed party to fulfill its obligation covered by the guarantee. Generally, the average guarantee expiration terms ranged within 6 to 12 months and the average percentage of the guarantee amount as security deposit is 10%. (See Note 11)

3)	Contingencies

The Company is involved in various legal actions arising in the ordinary course of its business. As of December 31, 2012, the Company was involved in four lawsuits all of which are related to loan business. The Company is the plaintiff asking for the recovery of delinquent loans to customers. All these four cases with an aggregated claim of $2,142,597 have not been adjudicated by the court yet as of December 31, 2012.